SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Jan. 01, 2017	Sep. 30, 2017	Sep. 30, 2016	Jun. 20, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gross Versus Net Revenue Recognition [Abstract]
Franchise fees and other taxes and fees		$ 64,254	$ 62,249		$ 194,045	$ 92,146	$ 154,732
Advertising Expenses [Abstract]
Advertising expenses							$ 135,513
Cablevision Systems Corporation And Subsidiaries
Gross Versus Net Revenue Recognition [Abstract]
Franchise fees and other taxes and fees				$ 95,432				$ 199,701	$ 178,630
Advertising Expenses [Abstract]
Advertising expenses				$ 62,760				160,671	$ 156,228
Share-Based Compensation [Abstract]
Vesting percentage of restricted stock units granted to non-employee directors (in hundredths)				100.00%
Recently Issued But Not Yet Adopted Accounting Pronouncements
Unrealized excess tax benefits recognized with the adoption of ASU 2016-09	$ 309,000
Deferred financing costs, net of accumulated amortization								67,119
Revolving Credit Facility | Cablevision Systems Corporation And Subsidiaries
Recently Issued But Not Yet Adopted Accounting Pronouncements
Deferred financing costs, net of accumulated amortization								$ 7,588